N-2	Apr. 30, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001758583
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-236320
Investment Company Act File Number	811-23392
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	7
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	15
Entity Registrant Name	ARCA U.S. TREASURY FUND
Entity Address, Address Line One	4551 Glencoe Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
City Area Code	888
Local Phone Number	526-1997
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	May 01, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price)	0.00%
Dividend Reinvestment Plan Fees	None

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees	0.05%
Other Expenses	114.04%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	114.11%
Fees Waived[2]	(113.34)%
Total Annual Fund Operating Expenses After Fee Waiver	0.77%

Management Fees [Percent]	5.00%
Acquired Fund Fees and Expenses [Percent]	2.00%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	11404.00%
Total Annual Expenses [Percent]	11411.00%
Waivers and Reimbursements of Fees [Percent]	(11334.00%)	[2]
Net Expense over Assets [Percent]	77.00%
Expense Example [Table Text Block]
Example	1 Year	3 Years		5 Years		10 Years
Shares	$8	$499	*	$503	*	$503	*

Expense Example, Year 01	$ 8
Expense Example, Years 1 to 3	499	[3]
Expense Example, Years 1 to 5	503	[3]
Expense Example, Years 1 to 10	$ 503	[3]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

Investment Objective. The Fund’s investment objective is to seek maximum total return consistent with preservation of capital. There can be no assurance that the Fund will achieve this objective. See “Investment Strategy” and “Risk Factors” below. Total return sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for the U.S. government.

The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change in this investment objective.

Investment Strategy. The Fund will invest, under normal circumstances, at least 80% of its assets in a portfolio of Treasury Securities. Assets not invested in Treasury Securities may be held in cash or cash equivalents. For these purposes, “cash equivalents” include high quality, highly liquid investments that typically have maturities of less than 90 days including, but not limited to, bankers’ acceptances, certificates of deposit, commercial paper, short term government bonds, treasury bills and registered money market funds that operate in accordance with Rule 2a-7 under the 1940 Act. The money market funds held by the Fund will be government money market funds that invest 99.5% or more of their total assets in cash, government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will not invest directly or indirectly in digital securities or digital assets.

Under normal circumstances, the Fund will have a maximum average portfolio duration of zero to eight years and a dollar-weighted average portfolio maturity of between zero and five years. Duration measures the percentage change in the price of a bond or a bond portfolio with respect to a change in yield. In other words, duration represents how sensitive a bond or a bond portfolio will be to changes in interest rates. Generally, a portfolio consisting of bonds with long maturities and low coupon rates will have a longer duration and will be more sensitive to a change in interest rates than a fund with a shorter average portfolio duration. As an example, if the Fund holds a single bond with a 5% annual coupon that matures in 10 years, it would have a longer duration and would be expected to fall more in price as interest rates rise than if the Fund held a single bond with a 5% coupon that matures in six months. This is because the bond with the six-month maturity will return investors’ principal more quickly than will the longer term bond, and the returned principle can be reinvested (at a higher interest rate) earlier. It therefore carries less long-term risk.

Dividends paid by the Fund will only be eligible for the reduced U.S. federal income tax rate on qualified dividends to the extent the underlying dividends earned by the Fund are qualified dividends (generally, from a domestic corporation or qualified foreign corporation). Dividends that are not qualified are considered ordinary dividends and are subject to the U.S. federal income tax rates on ordinary income. There is no assurance of what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s Distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Market Opportunity

Attributes of ArCoins. It is anticipated that the NAV of ArCoins will be relatively stable because, under normal circumstances, the Fund invests at least 80% of its assets in Treasury Securities. Although holders of ArCoins could experience greater NAV volatility than holders of digital instruments that are exchangeable on a 1:1 basis into an underlying single asset (for example, the U.S. dollar, another fiat currency, or gold), such volatility will be relatively limited.

Notwithstanding the relative lack of price volatility, the Fund anticipates that there will initially be limited to no liquidity in the ArCoins due to a relatively low or no transactional volume in peer-to-peer transactions or on the SM ATS on which to base the value of the ArCoin. Investors should therefore initially expect greater price volatility in the secondary market than would be the case if ArCoins had greater liquidity.

Fund management believes that ArCoins are the first digital securities offered with a managed portfolio of Treasury Securities as a reference asset and the first offered through a registered investment company structure. ArCoins may be attractive investments for participants in the developing digital ecosystem because the Fund is subject to the regulatory protection provided by the federal securities laws, including oversight by a board of trustees with a majority of members who are not affiliated with the Fund or Arca. As a regulated product, the Fund is subject to public disclosure and reporting requirements under the federal securities laws, and therefore, will have a relatively high level of transparency. In addition, the Fund’s focus on investments in Treasury Securities, and the monthly opportunity to redeem a limited number of Fund shares for fiat currency, should be attractive to participants in the digital ecosystem.

There is no guarantee that the Fund or ArCoins will be able to maintain a relatively stable NAV, or that ArCoins will be accepted by participants in the digital ecosystem.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should consider carefully the following risks. The risks set out below are not the only risks the Fund faces, but they are the principal risks associated with an investment in the Fund, as well as generally associated with an investment in a fund with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Additional risks and uncertainties not currently known to the Fund or that are currently immaterial may also materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected.

Risks of Digital Securities

Regulatory Risk. A courtesy copy of the Fund’s shareholder records is viewable on the Ethereum blockchain and peer-to-peer transfers may be initiated by shareholders on the blockchain and trades may occur on the SM ATS. The entities that support the ability of shareholders to engage in such transactions, including the Transfer Agent, the SM ATS and the Ethereum network, are not licensed under the virtual currency or money transmission regulations of any state in the United States or registered with FinCEN. If any regulatory authority were to assert that additional licensing or registration was required for any such party, it could affect their operations or viability, and could adversely affect the ability of shareholders to engage in peer-to-peer transfers of the Fund’s shares. This in turn would have a material adverse effect on the liquidity of ArCoins and their holders’ ability to transfer ArCoins.

Digital Asset and Blockchain Regulatory Risk. Regulation of digital assets, blockchain technologies and digital asset platforms is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty. Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions related to digital assets and blockchain technology, which could directly or indirectly impact the Fund, and thus the Fund’s shareholders. Failure by the Fund or any Fund service provider to comply with any such laws, rules or regulations, many of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Fund (and thus to the Fund’s shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions on shares, the liquidity of shares, and the structure, rights and transferability of the shares. Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Fund’s current or future activities.

In addition, because of the differences between the way the shares are issued as compared to shares in a traditional registered investment company, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the networks and their users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund and the Fund’s service providers.

Liquidity Risk. The Fund’s shares are digital securities, meaning they are uncertificated securities that can be transferred in peer-to-peer transactions using blockchain technology (see “About the Digital Securities” and “Plan of Distribution – Peer-to-Peer Transactions”). The shares are not listed for trading on a national securities exchange or through a national market system (“NMS”), but are tradeable on the SM ATS (see “Acquiring and Trading ArCoin through Securitize Markets ATS”).

Although the shares may be transferred in peer-to-peer transactions or traded on the SM ATS, the availability of counterparties to such transactions is limited to other shareholders or other eligible purchasers who have submitted to the Fund’s AML/KYC procedures (see “Anti-Money Laundering/Know Your Customer”), have established a Fund account with the Transfer Agent and have been whitelisted by the Transfer Agent. Peer-to-peer transactions and trades on the SM ATS are not required to occur at NAV. Transactions are individually negotiated transactions within the peer-to-peer market, and will occur at individually negotiated prices which may be at NAV, more than NAV, or less than NAV. Trades on the SM ATS will occur at matched bid and ask prices, i.e., market price. In addition, a current shareholder must know the Ethereum wallet address and/or identity of an approved potential counter party in order to engage in peer-to-peer transactions; neither the Fund nor its Transfer Agent will publish such information. There may be relatively few investors or SM Subscribers to whom ArCoins can be transferred, and thus there may be limited to no liquidity in ArCoins. As a result, shareholders may not be able to sell their shares on a timely basis or at all.

Public data related to ownership of ArCoins and transaction history involving the ArCoins is viewable on the Ethereum blockchain. Ownership of a wallet and the transfer of shares held in a wallet is validated through the use of cryptography, in other words, by computers using algorithms to solve complex mathematical equations that prove a shareholder controls a wallet containing ArCoins and wants a transaction to be sent. Authentication ensures that only the owner of the shares can transfer the shares in an account. Use of this blockchain technology in the closed-end fund market is untested, and there may be a limited number of eligible investors available to participate in such transactions.

Although peer-to-peer transactions are viewable on Ethereum, record ownership of the Fund’s shares is reflected on the records of the Transfer Agent. The Transfer Agent’s records constitute the official shareholder records of the Fund and govern the record ownership of ArCoins in all circumstances.

Because there may be a limited number of eligible investors or SM Subscribers available to participate in transactions in ArCoin, ArCoins will be less liquid than many other securities, such as a direct investment in U.S. Government securities or common stocks. There are risks associated with investments in securities that are less liquid, including the inability to sell your shares in the amount desired, or on a timely basis, or at all. Although the Fund will provide limited liquidity through its Repurchase Offer Policy, there is no guarantee that shareholders will be able to sell all of the shares they desire in a monthly repurchase offer (see “Monthly Repurchase Offers”).

Emerging Technology Risk. The shares are transferable in peer-to-peer transactions using blockchain technology. The use of such technology is subject to all the usual risks associated with the fact that the technology is relatively new in the securities markets as well as risks specifically related to the use of blockchain technology, including:

●	a rapidly-evolving regulatory landscape, which might include security, privacy, or other regulatory concerns that could require changes to digital systems that disrupt transactions in ArCoins;

●	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to the Ethereum blockchain or by which the validity of a copy of such blockchain can be authenticated;

●	the possibility that security measures that authenticate prior transactions could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

●	the possibility that new technologies or services inhibit access to the Ethereum blockchain;

●	the possibility that changes to policies of the Ethereum blockchain limit the ability to withdraw and deposit fiat currency with the Fund;

●	the possibility that other participants in the Ethereum blockchain could collude to manipulate the share price or limit liquidity in ArCoins which could restrict your ability to divest your holdings in the Fund;

●	the possibility of breakdowns and transaction halts as a result of undiscovered technology flaws that could prevent transactions for a period of time; and

●	the possibility that a digital “wallet” application or interface is hacked by a third party, resulting in a loss of the holder’s shares; and

●	the possibility that an investor’s private key is lost or stolen and the Fund is unable to verify the loss or theft could result in irreversible client losses.

Please see “About the Digital Securities” for procedures if a private key is lost or stolen.

Operational and Technology Risk. A courtesy copy of the Fund’s shareholder record is viewable by the public on Ethereum, which is an open source, public distributed ledger. The complete history of transactions occurring on the Ethereum blockchain from the initial issuance of ArCoins is viewable on the Ethereum blockchain. As a result, robust and transparent transaction data, but not shareholder identity, is publicly available via the published blockchain. The transaction data is secured and only the public-key-derived wallet address (and not a shareholder’s personal identifying information) is exposed to the public on the blockchain. The personal identity information necessary to associate a public key representing specific ArCoins with the owner of those ArCoins is maintained by the Transfer Agent and is not available to the public. If there are security breaches with respect to the Transfer Agent’s data resulting in theft of the information necessary to link personal identity with the public keys, the stolen information could be used to determine the affected shareholder’s complete transaction history in ArCoins. Moreover, concerns over these privacy issues may limit adoption of blockchain technology by a range of potential investors, reducing liquidity of ArCoins.

A private key is necessary to affect the sale of ArCoins and, as such, is meant to be kept private by or on behalf of a shareholder. The general public, however, is not yet accustomed to using secure cryptographic methods and managing private keys.

If, for any reason, the smart contract technology used to authenticate transactions in ArCoins were to become unavailable and suitable alternative technology were not available to be implemented, investors in ArCoins would not have a means of proving the validity of the publicly-available record of the blockchain. As a result, the accuracy of publicly-available transaction information could be called into question and investors could elect to no longer transact in ArCoins. As there will not be an option to purchase ArCoins in a non-digital format, in the event that investors are no longer able to transact in digital securities on a peer-to-peer basis, investors only source of liquidity would be monthly redemption offers made by the Fund, and the Board would consider whether such an environment would warrant discontinuing operating the Fund.

The Fund, its service providers, and other market participants are increasingly dependent on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, a cyberattack may occur where unauthorized third parties attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties or other market participants or data within them. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct Fund operations.

Cyberattacks, disruptions, or failures that affect the Fund’s service providers or counterparties may result in the Transfer Agent or the Developer losing the ability to control the compliance and transfer restrictions programmed into the Fund’s smart contracts which could increase the possibility of loss or theft of investors’ shares in the Fund and adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyberattacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede transfers). In addition, cyberattacks, disruptions, or failures may cause reputational damage and subject the Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs.

While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyberattacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

Similar types of operational and technology risks are also present for issuers of the Fund’s investments, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyberattacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyberattacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

The Fees and Risks Related to Use of the Ethereum Blockchain. As noted above, an investor who initiates a transaction on the Ethereum network must pay “gas” (i.e., transaction fees) in the form of ETH to the Ethereum network in order to validate a transaction. The amount of ETH required to pay the gas will vary from time to time dependent upon, among other things, the complexity or size of a particular transaction, congestion on the Ethereum network, and the amount of ETH a user has indicated it is willing to pay to complete a particular transaction record. Congestion on the Ethereum network may be due to increased transactions involving smart contracts that are unrelated to ArCoins, and the Fund cannot control such congestion. The time for a transaction to complete depends on how much gas is paid and how congested the Ethereum network is. On an average day, it can take between 15 seconds to 5 minutes to process a transaction with standard fees. Given current network demand, it is estimated that a standard transaction may be processed within 5 minutes. A shareholder who wishes to have a transaction processed faster should be aware that they may incur a higher transaction fee.

There is no limit on the gas price a transaction may need to complete in a timely manner. Rather, the investor is able to set a maximum gas price ceiling it is willing to pay to complete a transaction record. Within the Ethereum network, higher gas priced transactions are prioritized over lower gas priced transactions. When an investor desires to engage in a peer-to-peer transaction, the investor that originates the transaction is required to pay the gas. If an investor is unwilling or unable to pay for gas at a high enough rate, the transaction may not be completed in a timely manner. Additionally, an error in the smart contract creating ArCoins could result in unintended or uncontrolled gas usage which, if not limited by an investor through its wallet interface, may deplete the amount of ether held by the investor. If an investor does not maintain adequate ETH in their wallet, the Transfer Agent may withhold the U.S. dollar equivalent of transaction fees from the proceeds of a transaction or reduce the amount of an investment in the Fund by the U.S. dollar equivalent of the gas.

The Fund does not control the Ethereum network, and there is no guarantee that the Ethereum network will continue to operate under its current terms in the future. If the Ethereum network moves to a different mechanism for validating transactions in the future, it could negatively impact the amount or character of the fees due on transactions in ArCoins.

The record of ownership of each digital wallet will be available to the general public and it may be possible for members of the public to determine the identity of the record holders of wallets. Although the record of ownership included in the Ethereum blockchain is a non-controlling “courtesy copy” of the records maintained by the Transfer Agent, it will be made publicly available. The publicly available information will include the digital wallet address of each holder of record transacting in ArCoins and the entire history of each digital wallet, but it will not include any personal identifiable information. As a result, it may be possible for members of the public to determine the identity of the record holders of certain wallets based on the publicly available information in the blockchain copy, as well as other publicly available information, including, but not limited to, any ownership reports required to be filed with the SEC regarding the shares. To the extent that the Transfer Agents records and the duplicative records on the blockchain get out of synchronization, there could be a delay while the Transfer Agent corrects any such errors, and such errors may cause investors confusion with respect to their record holdings of ArCoin. This could adversely affect the liquidity of ArCoins.

Ethereum Blockchain Technology Risks

Prior to September 2022, Ethereum used a consensus protocol called proof-of-work, similar to bitcoin. This allowed the nodes of the Ethereum network to agree on the state of all information recorded on the Ethereum blockchain and prevented certain kinds of economic attacks. In September 2022, the Ethereum blockchain moved to a proof-of-stake (“PoS”) consensus mechanism. A risk of PoS is centralization of staking power in a relatively small number of validators which could occur, for example, as a result of validators ceasing operations or if staked ether is otherwise concentrated in a small number of validators. As a result, it may adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to a blockchain until the next scheduled adjustment in difficulty for block solutions) or otherwise be possible for a bad actor to manipulate a blockchain and hinder transactions. Any reduction in confidence in the confirmation process or processing power of the Ethereum blockchain may adversely affect an investment in the Fund.

Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that the network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to a proposed modification, and the blockchain consensus mechanism allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of a fork is the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software that users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete for users and other participants, leading to a loss of these for the original blockchain.

51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a PoS consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the network and network transactions rely. This could occur, for example, if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could also be possible for a malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack. The 51% threshold is the level that would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

Additional Risks of the Ethereum Blockchain’s Change to a Proof-of-Stake Consensus Mechanism

Ethereum previously used a consensus protocol called proof-of-work, similar to bitcoin. This allowed the nodes of the Ethereum network to agree on the state of all information recorded on the Ethereum blockchain and prevented certain kinds of economic attacks. One risk of the conversion of the Ethereum blockchain from a proof-of-work consensus protocol to PoS is centralization of staking power in a relatively small number of validators which could occur, for example, as a result of validators ceasing operations or if staked ether is otherwise concentrated in a small number of validators. As a result, it may adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to a blockchain until the next scheduled adjustment in difficulty for block solutions) or otherwise be possible for a bad actor to manipulate a blockchain and hinder transactions. Any reduction in confidence in the confirmation process or processing power of the Ethereum blockchain may adversely affect an investment in the Fund. Another risk of the Ethereum blockchain moving to proof-of-stake is that segments of the mining community and other users were against this change, and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may slow or impede transactions. Such events would not have any impact on the official record of shares maintained by the Transfer Agent, although they could cause a decline in interest in the Fund among current and potential shareholders.

Structural Risks

Conflicts of Interest. The Adviser and/or its affiliates provide investment advice to other parties and manage other accounts and private investment vehicles, including accounts that have performance or other fees that are higher than the fees paid by the Fund to the Adviser. Additionally, the Fund’s officers serve or may serve as officers, directors or principals of other investment funds managed by the Adviser or its affiliates. Serving in multiple capacities and with respect to more than one entity or fund gives rise to conflicts of interest. Conflicts may also arise when the Fund’s investment objective overlaps, in part or in whole, with the investment objective of affiliated investment funds, accounts or other investment vehicles, including with respect to the allocation of investment opportunities among the Fund and other investment funds or accounts advised by the Adviser or its affiliates. The Adviser has adopted compliance policies, procedures and systems designed to protect against potential incentives that may favor one account over another, including policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest. These policies and procedures are designed to ensure that all client accounts are treated equitably over time.

Interval Fund Risk. The Fund is a closed-end fund operating as an interval fund. Among other things, interval funds differ from open-end management investment companies (commonly referred to as mutual funds) in that they do not generally redeem their shares at the option of the shareholder (other than pursuant to the Repurchase Offer Policy, as defined below, adopted by the Board). By comparison, mutual funds issue securities that are redeemable daily at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual fund shares do not trade in the secondary market. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds, including interval funds, generally can stay more fully invested in securities consistent with the fund’s investment objective and policies.

Risk of Fund Closure. Notwithstanding the continuous nature of this offering, the Fund may close to new investors at the discretion of the Adviser (subject to Board approval). If the Fund is closed to new investors, then only existing shareholders of the Fund will be eligible to purchase the Fund’s shares, to receive shares from another existing investor in a peer-to peer transfer or on the SM ATS, or to reinvest dividends in new shares of the Fund. The Fund may re-open to new investments and subsequently close again to new investors at any time at the discretion of the Adviser (subject to Board approval). Any such opening and closing of the Fund will be disclosed to potential new investors and existing shareholders through a supplement to this prospectus.

Liquidity Risk. The shares are not listed for trading on any national securities exchange or available for trading through an NMS. The shares are, however, currently available for secondary trading on the SM ATS. Although the shares may be transferred in peer-to-peer transactions or traded on the SM ATS, the availability of counterparties to such transactions is limited to other ArCoin holders or other eligible purchasers who have submitted to the Fund’s AML/KYC procedures (see “Anti-Money Laundering/Know Your Customer”), have established a Fund account with the Transfer Agent, and have been whitelisted by the Transfer Agent. In addition, in order to engage in a peer-to-peer transaction, a current shareholder must know the Ethereum wallet address and/or identity of an approved potential counterparty; neither the Fund nor its Transfer Agent will publish such information. There may be relatively few investors to whom ArCoins can be transferred in peer-to-peer transactions or SM Subscribers that are whitelisted with the Fund, and thus there may be limited to no liquidity in ArCoins. As a result, shareholders may not be able to sell their ArCoins on a timely basis or at all.

Risks Relating to the Fund’s Tax Status. To remain eligible for the tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source of income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in stock or other securities. In some cases, if the Fund fails to meet these income requirements at the end of a taxable year, it will be able to cure such failure by paying a Fund-level tax to avoid the loss of its RIC status; such tax could be substantial. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter will result in the Fund’s loss of RIC status, unless it is able to cure such failure, for instance, by disposing of certain investments, including at disadvantageous times and prices, and, in some cases, by paying a Fund-level tax.

In addition, in order to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its “investment company taxable income” (generally-its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt income (if any), to its shareholders. If the Fund fails to meet the annual distribution requirement or either of the RIC qualification requirements in respect of a taxable year and is ineligible to or otherwise does not cure such failure for any such year, all of its taxable income regardless of whether timely distributed to shareholders will be subject to fund-level tax at the applicable corporate income tax rate and all of its distributions from earnings and profits (including from net long-term capital gains) will be taxable to shareholders as ordinary income. In any such event, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, in some cases, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.

Reliance on the Transfer Agent. Ownership of ArCoins is recorded in the Fund’s books and records maintained by the Transfer Agent. The Fund’s agreement with the Transfer Agent can be terminated by either party on prior written notice. If the Transfer Agent chooses to exercise its termination rights or otherwise ceases to operate as a transfer agent, the Fund would seek to engage a successor transfer agent. In the absence of finding such a successor, an affiliate of the Adviser would likely assume the role of transfer agent. While Arca believes its affiliate could successfully assume the role of transfer agent, no assurance can be given that it would be able to do so and if such affiliate is unable to do so, the ability to transfer ArCoins would be adversely affected and it could be difficult or impossible for the Fund to pay dividends, execute its Repurchase Offer Policy or provide voting rights to the correct holders of record of the Fund’s shares.

Secondary Market Risks

The prices of ArCoins could be extremely volatile in secondary markets. Since the Fund’s shares will be transferred using emerging technologies, secondary transactions in ArCoins will be subject to associated risks, some of which may cause an investor’s private key to be lost or stolen, the Ethereum blockchain to be hacked, or the loss of ArCoins, which could impact the reliability of the Fund’s records and could result in irreversible client losses, including:

●	a rapidly-evolving regulatory landscape, which might include security, privacy or other regulatory concerns that could require changes to digital systems that disrupt transactions in Arcoins;

●	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to the blockchain or by which the validity of a copy of the blockchain can be authenticated;

●	the possibility that security measures that authenticate prior transactions could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

●	the possibility that other participants in a platform could collude to manipulate the share price or limit liquidity in ArCoins which could restrict a shareholder’s ability to divest its holdings of ArCoins;

●	the possibility that new technologies or services inhibit access to a platform or the blockchain;

●	the possibility that changes to policies of a platform or the blockchain limit the ability to withdraw and deposit fiat currency;

●	the possibility that a digital wallet application or interface is hacked by a third party, resulting in a loss of the holder’s shares;

●	the possibility that an investor’s private key is lost or stolen and the Transfer Agent is unable to verify the loss or theft could result in irreversible client losses;

●	the possibility that, due to a hacker intrusion or other cyberattack, the Transfer Agent or Developer could lose control of the smart contract computer program;

●	the adoption of, and demand for digital assets, including ArCoins, will be influenced by retail merchants’ and commercial businesses’ acceptance of such digital assets as payment for goods and services (if it occurs);

●	investment and transaction activities of investors, including private and registered funds, that may directly or indirectly invest in digital assets;

●	monetary policies of governments, trade restrictions, currency devaluations and revaluations; and

●	the possibility of breakdowns and trading halts as a result of undiscovered flaws in a trading platform that could prevent peer-to-peer transfers for a period of time.

Market Manipulation Risks. While the risk of market manipulation exists in connection with transactions in any securities, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional stock exchange or NMS. SM ATS has adopted policies and procedures such that holders of digital securities tradeable on SM ATS, including ArCoin, are not free to manipulate the trading. However, there can be no assurance that the efforts of SM ATS will be sufficient to prevent such market manipulation. For example, there can be no assurance that a security holder will not be able to manipulate the stock price by opening multiple accounts on SM ATS and trading among those accounts. To the extent Arca believes such collusion is occurring, it may decide to “de-list” the Fund’s shares from systems ATS, further limiting the liquidity in the Fund’s shares.

Investment-Related Risks

U.S. Treasury Obligations Risk. Treasury Securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s Treasury Securities to decline, which has experienced a historical downgrade. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of Treasury Securities from another ratings agency or a further downgrade may cause the value of the Fund’s Treasury Securities to decline. The total public debt of the United States has grown rapidly since the beginning of the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns.

Interest Rate Risk. When interest rates decline, the value of portfolio securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio securities held by the Fund can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter portfolio duration.

Liquidity Risk. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions
(including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities at desirable prices. At times, a major portion of a particular security held by the Fund may be held by relatively few institutional purchasers. Even if the Fund considers such securities liquid because of the availability of an institutional market, such securities may become difficult to value or sell in adverse market or economic conditions. As a result, the Fund may maintain higher levels of cash and short-term investments than mutual funds that invest in securities with shorter settlement cycles and/or may enter into a line of credit to permit the Fund to finance redemptions pending settlement of the sale of portfolio securities, each of which may adversely affect the Fund’s performance. No assurance can be given that these measures will provide the Fund with sufficient liquidity in the event of abnormally large redemptions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.

Portfolio Management Risk. Portfolio management risk is the risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of such securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, due to factors affecting particular companies or the securities markets generally, such as interest rates or inflation. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect the value of the Fund’s portfolio and you may lose money by investing in the Fund. In addition, if you are able to sell your ArCoins through a peer-to-peer transaction or on SM ATS, that transaction may not occur at NAV, as such transactions are individually negotiated by the Fund’s shareholders in the peer-to-peer market. Because the shares trade only on SM ATS, which is limited to SM Subscribers, there will be no public disclosure of bid or ask prices for the shares, although the Fund will publish its NAV on its website in order to facilitate price discovery. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, may occur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is not yet determined, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks may add to instability in world economies and markets generally.

Periods of market volatility may also occur in response to global health crises or other events outside of the Fund’s control, which could adversely affect the Fund’s performance. The outbreak of such global health crises, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally. Furthermore, the rapid development of pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and its performance.

Valuation Risk. If a security held by the Fund does not have a market value, the security will be “fair valued” in good faith by the Adviser as the valuation designee under procedures adopted by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, fair value pricing may not reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. Since the Fund’s portfolio will consist primarily of Treasury Securities, the likelihood that the Fund will own securities subject to fair valuation is remote.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding Exclusive of Amount Held by Fund for its Account
ArCoin	100,000,000	0	0

Outstanding Security, Title [Text Block]	ArCoin
Outstanding Security, Authorized [Shares] | shares	100,000,000
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk. A courtesy copy of the Fund’s shareholder records is viewable on the Ethereum blockchain and peer-to-peer transfers may be initiated by shareholders on the blockchain and trades may occur on the SM ATS. The entities that support the ability of shareholders to engage in such transactions, including the Transfer Agent, the SM ATS and the Ethereum network, are not licensed under the virtual currency or money transmission regulations of any state in the United States or registered with FinCEN. If any regulatory authority were to assert that additional licensing or registration was required for any such party, it could affect their operations or viability, and could adversely affect the ability of shareholders to engage in peer-to-peer transfers of the Fund’s shares. This in turn would have a material adverse effect on the liquidity of ArCoins and their holders’ ability to transfer ArCoins.

Digital Asset And Blockchain Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Digital Asset and Blockchain Regulatory Risk. Regulation of digital assets, blockchain technologies and digital asset platforms is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty. Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions related to digital assets and blockchain technology, which could directly or indirectly impact the Fund, and thus the Fund’s shareholders. Failure by the Fund or any Fund service provider to comply with any such laws, rules or regulations, many of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Fund (and thus to the Fund’s shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions on shares, the liquidity of shares, and the structure, rights and transferability of the shares. Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Fund’s current or future activities.

In addition, because of the differences between the way the shares are issued as compared to shares in a traditional registered investment company, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the networks and their users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund and the Fund’s service providers.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund’s shares are digital securities, meaning they are uncertificated securities that can be transferred in peer-to-peer transactions using blockchain technology (see “About the Digital Securities” and “Plan of Distribution – Peer-to-Peer Transactions”). The shares are not listed for trading on a national securities exchange or through a national market system (“NMS”), but are tradeable on the SM ATS (see “Acquiring and Trading ArCoin through Securitize Markets ATS”).

Although the shares may be transferred in peer-to-peer transactions or traded on the SM ATS, the availability of counterparties to such transactions is limited to other shareholders or other eligible purchasers who have submitted to the Fund’s AML/KYC procedures (see “Anti-Money Laundering/Know Your Customer”), have established a Fund account with the Transfer Agent and have been whitelisted by the Transfer Agent. Peer-to-peer transactions and trades on the SM ATS are not required to occur at NAV. Transactions are individually negotiated transactions within the peer-to-peer market, and will occur at individually negotiated prices which may be at NAV, more than NAV, or less than NAV. Trades on the SM ATS will occur at matched bid and ask prices, i.e., market price. In addition, a current shareholder must know the Ethereum wallet address and/or identity of an approved potential counter party in order to engage in peer-to-peer transactions; neither the Fund nor its Transfer Agent will publish such information. There may be relatively few investors or SM Subscribers to whom ArCoins can be transferred, and thus there may be limited to no liquidity in ArCoins. As a result, shareholders may not be able to sell their shares on a timely basis or at all.

Public data related to ownership of ArCoins and transaction history involving the ArCoins is viewable on the Ethereum blockchain. Ownership of a wallet and the transfer of shares held in a wallet is validated through the use of cryptography, in other words, by computers using algorithms to solve complex mathematical equations that prove a shareholder controls a wallet containing ArCoins and wants a transaction to be sent. Authentication ensures that only the owner of the shares can transfer the shares in an account. Use of this blockchain technology in the closed-end fund market is untested, and there may be a limited number of eligible investors available to participate in such transactions.

Although peer-to-peer transactions are viewable on Ethereum, record ownership of the Fund’s shares is reflected on the records of the Transfer Agent. The Transfer Agent’s records constitute the official shareholder records of the Fund and govern the record ownership of ArCoins in all circumstances.

Because there may be a limited number of eligible investors or SM Subscribers available to participate in transactions in ArCoin, ArCoins will be less liquid than many other securities, such as a direct investment in U.S. Government securities or common stocks. There are risks associated with investments in securities that are less liquid, including the inability to sell your shares in the amount desired, or on a timely basis, or at all. Although the Fund will provide limited liquidity through its Repurchase Offer Policy, there is no guarantee that shareholders will be able to sell all of the shares they desire in a monthly repurchase offer (see “Monthly Repurchase Offers”).

Emerging Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Technology Risk. The shares are transferable in peer-to-peer transactions using blockchain technology. The use of such technology is subject to all the usual risks associated with the fact that the technology is relatively new in the securities markets as well as risks specifically related to the use of blockchain technology, including:

●	a rapidly-evolving regulatory landscape, which might include security, privacy, or other regulatory concerns that could require changes to digital systems that disrupt transactions in ArCoins;

●	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to the Ethereum blockchain or by which the validity of a copy of such blockchain can be authenticated;

●	the possibility that security measures that authenticate prior transactions could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

●	the possibility that new technologies or services inhibit access to the Ethereum blockchain;

●	the possibility that changes to policies of the Ethereum blockchain limit the ability to withdraw and deposit fiat currency with the Fund;

●	the possibility that other participants in the Ethereum blockchain could collude to manipulate the share price or limit liquidity in ArCoins which could restrict your ability to divest your holdings in the Fund;

●	the possibility of breakdowns and transaction halts as a result of undiscovered technology flaws that could prevent transactions for a period of time; and

●	the possibility that a digital “wallet” application or interface is hacked by a third party, resulting in a loss of the holder’s shares; and

●	the possibility that an investor’s private key is lost or stolen and the Fund is unable to verify the loss or theft could result in irreversible client losses.

Please see “About the Digital Securities” for procedures if a private key is lost or stolen.

Operational And Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational and Technology Risk. A courtesy copy of the Fund’s shareholder record is viewable by the public on Ethereum, which is an open source, public distributed ledger. The complete history of transactions occurring on the Ethereum blockchain from the initial issuance of ArCoins is viewable on the Ethereum blockchain. As a result, robust and transparent transaction data, but not shareholder identity, is publicly available via the published blockchain. The transaction data is secured and only the public-key-derived wallet address (and not a shareholder’s personal identifying information) is exposed to the public on the blockchain. The personal identity information necessary to associate a public key representing specific ArCoins with the owner of those ArCoins is maintained by the Transfer Agent and is not available to the public. If there are security breaches with respect to the Transfer Agent’s data resulting in theft of the information necessary to link personal identity with the public keys, the stolen information could be used to determine the affected shareholder’s complete transaction history in ArCoins. Moreover, concerns over these privacy issues may limit adoption of blockchain technology by a range of potential investors, reducing liquidity of ArCoins.

A private key is necessary to affect the sale of ArCoins and, as such, is meant to be kept private by or on behalf of a shareholder. The general public, however, is not yet accustomed to using secure cryptographic methods and managing private keys.

If, for any reason, the smart contract technology used to authenticate transactions in ArCoins were to become unavailable and suitable alternative technology were not available to be implemented, investors in ArCoins would not have a means of proving the validity of the publicly-available record of the blockchain. As a result, the accuracy of publicly-available transaction information could be called into question and investors could elect to no longer transact in ArCoins. As there will not be an option to purchase ArCoins in a non-digital format, in the event that investors are no longer able to transact in digital securities on a peer-to-peer basis, investors only source of liquidity would be monthly redemption offers made by the Fund, and the Board would consider whether such an environment would warrant discontinuing operating the Fund.

The Fund, its service providers, and other market participants are increasingly dependent on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, a cyberattack may occur where unauthorized third parties attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties or other market participants or data within them. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct Fund operations.

Cyberattacks, disruptions, or failures that affect the Fund’s service providers or counterparties may result in the Transfer Agent or the Developer losing the ability to control the compliance and transfer restrictions programmed into the Fund’s smart contracts which could increase the possibility of loss or theft of investors’ shares in the Fund and adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyberattacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede transfers). In addition, cyberattacks, disruptions, or failures may cause reputational damage and subject the Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs.

While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyberattacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

Similar types of operational and technology risks are also present for issuers of the Fund’s investments, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyberattacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyberattacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

The Fees And Risks Related To Use Of The Ethereum Blockchain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fees and Risks Related to Use of the Ethereum Blockchain. As noted above, an investor who initiates a transaction on the Ethereum network must pay “gas” (i.e., transaction fees) in the form of ETH to the Ethereum network in order to validate a transaction. The amount of ETH required to pay the gas will vary from time to time dependent upon, among other things, the complexity or size of a particular transaction, congestion on the Ethereum network, and the amount of ETH a user has indicated it is willing to pay to complete a particular transaction record. Congestion on the Ethereum network may be due to increased transactions involving smart contracts that are unrelated to ArCoins, and the Fund cannot control such congestion. The time for a transaction to complete depends on how much gas is paid and how congested the Ethereum network is. On an average day, it can take between 15 seconds to 5 minutes to process a transaction with standard fees. Given current network demand, it is estimated that a standard transaction may be processed within 5 minutes. A shareholder who wishes to have a transaction processed faster should be aware that they may incur a higher transaction fee.

There is no limit on the gas price a transaction may need to complete in a timely manner. Rather, the investor is able to set a maximum gas price ceiling it is willing to pay to complete a transaction record. Within the Ethereum network, higher gas priced transactions are prioritized over lower gas priced transactions. When an investor desires to engage in a peer-to-peer transaction, the investor that originates the transaction is required to pay the gas. If an investor is unwilling or unable to pay for gas at a high enough rate, the transaction may not be completed in a timely manner. Additionally, an error in the smart contract creating ArCoins could result in unintended or uncontrolled gas usage which, if not limited by an investor through its wallet interface, may deplete the amount of ether held by the investor. If an investor does not maintain adequate ETH in their wallet, the Transfer Agent may withhold the U.S. dollar equivalent of transaction fees from the proceeds of a transaction or reduce the amount of an investment in the Fund by the U.S. dollar equivalent of the gas.

The Fund does not control the Ethereum network, and there is no guarantee that the Ethereum network will continue to operate under its current terms in the future. If the Ethereum network moves to a different mechanism for validating transactions in the future, it could negatively impact the amount or character of the fees due on transactions in ArCoins.

The record of ownership of each digital wallet will be available to the general public and it may be possible for members of the public to determine the identity of the record holders of wallets. Although the record of ownership included in the Ethereum blockchain is a non-controlling “courtesy copy” of the records maintained by the Transfer Agent, it will be made publicly available. The publicly available information will include the digital wallet address of each holder of record transacting in ArCoins and the entire history of each digital wallet, but it will not include any personal identifiable information. As a result, it may be possible for members of the public to determine the identity of the record holders of certain wallets based on the publicly available information in the blockchain copy, as well as other publicly available information, including, but not limited to, any ownership reports required to be filed with the SEC regarding the shares. To the extent that the Transfer Agents records and the duplicative records on the blockchain get out of synchronization, there could be a delay while the Transfer Agent corrects any such errors, and such errors may cause investors confusion with respect to their record holdings of ArCoin. This could adversely affect the liquidity of ArCoins.

Ethereum Blockchain Technology Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ethereum Blockchain Technology Risks

Prior to September 2022, Ethereum used a consensus protocol called proof-of-work, similar to bitcoin. This allowed the nodes of the Ethereum network to agree on the state of all information recorded on the Ethereum blockchain and prevented certain kinds of economic attacks. In September 2022, the Ethereum blockchain moved to a proof-of-stake (“PoS”) consensus mechanism. A risk of PoS is centralization of staking power in a relatively small number of validators which could occur, for example, as a result of validators ceasing operations or if staked ether is otherwise concentrated in a small number of validators. As a result, it may adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to a blockchain until the next scheduled adjustment in difficulty for block solutions) or otherwise be possible for a bad actor to manipulate a blockchain and hinder transactions. Any reduction in confidence in the confirmation process or processing power of the Ethereum blockchain may adversely affect an investment in the Fund.

Fork Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that the network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to a proposed modification, and the blockchain consensus mechanism allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of a fork is the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software that users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete for users and other participants, leading to a loss of these for the original blockchain.

Fifty One Percent Attack Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a PoS consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the network and network transactions rely. This could occur, for example, if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could also be possible for a malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack. The 51% threshold is the level that would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

Additional Risks Of The Ethereum Blockchains Change To A Proof Of Stake Consensus Mechanism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risks of the Ethereum Blockchain’s Change to a Proof-of-Stake Consensus Mechanism

Ethereum previously used a consensus protocol called proof-of-work, similar to bitcoin. This allowed the nodes of the Ethereum network to agree on the state of all information recorded on the Ethereum blockchain and prevented certain kinds of economic attacks. One risk of the conversion of the Ethereum blockchain from a proof-of-work consensus protocol to PoS is centralization of staking power in a relatively small number of validators which could occur, for example, as a result of validators ceasing operations or if staked ether is otherwise concentrated in a small number of validators. As a result, it may adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to a blockchain until the next scheduled adjustment in difficulty for block solutions) or otherwise be possible for a bad actor to manipulate a blockchain and hinder transactions. Any reduction in confidence in the confirmation process or processing power of the Ethereum blockchain may adversely affect an investment in the Fund. Another risk of the Ethereum blockchain moving to proof-of-stake is that segments of the mining community and other users were against this change, and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may slow or impede transactions. Such events would not have any impact on the official record of shares maintained by the Transfer Agent, although they could cause a decline in interest in the Fund among current and potential shareholders.

Conflicts Of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest. The Adviser and/or its affiliates provide investment advice to other parties and manage other accounts and private investment vehicles, including accounts that have performance or other fees that are higher than the fees paid by the Fund to the Adviser. Additionally, the Fund’s officers serve or may serve as officers, directors or principals of other investment funds managed by the Adviser or its affiliates. Serving in multiple capacities and with respect to more than one entity or fund gives rise to conflicts of interest. Conflicts may also arise when the Fund’s investment objective overlaps, in part or in whole, with the investment objective of affiliated investment funds, accounts or other investment vehicles, including with respect to the allocation of investment opportunities among the Fund and other investment funds or accounts advised by the Adviser or its affiliates. The Adviser has adopted compliance policies, procedures and systems designed to protect against potential incentives that may favor one account over another, including policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest. These policies and procedures are designed to ensure that all client accounts are treated equitably over time.

Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interval Fund Risk. The Fund is a closed-end fund operating as an interval fund. Among other things, interval funds differ from open-end management investment companies (commonly referred to as mutual funds) in that they do not generally redeem their shares at the option of the shareholder (other than pursuant to the Repurchase Offer Policy, as defined below, adopted by the Board). By comparison, mutual funds issue securities that are redeemable daily at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual fund shares do not trade in the secondary market. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds, including interval funds, generally can stay more fully invested in securities consistent with the fund’s investment objective and policies.

Risk Of Fund Closure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Fund Closure. Notwithstanding the continuous nature of this offering, the Fund may close to new investors at the discretion of the Adviser (subject to Board approval). If the Fund is closed to new investors, then only existing shareholders of the Fund will be eligible to purchase the Fund’s shares, to receive shares from another existing investor in a peer-to peer transfer or on the SM ATS, or to reinvest dividends in new shares of the Fund. The Fund may re-open to new investments and subsequently close again to new investors at any time at the discretion of the Adviser (subject to Board approval). Any such opening and closing of the Fund will be disclosed to potential new investors and existing shareholders through a supplement to this prospectus.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The shares are not listed for trading on any national securities exchange or available for trading through an NMS. The shares are, however, currently available for secondary trading on the SM ATS. Although the shares may be transferred in peer-to-peer transactions or traded on the SM ATS, the availability of counterparties to such transactions is limited to other ArCoin holders or other eligible purchasers who have submitted to the Fund’s AML/KYC procedures (see “Anti-Money Laundering/Know Your Customer”), have established a Fund account with the Transfer Agent, and have been whitelisted by the Transfer Agent. In addition, in order to engage in a peer-to-peer transaction, a current shareholder must know the Ethereum wallet address and/or identity of an approved potential counterparty; neither the Fund nor its Transfer Agent will publish such information. There may be relatively few investors to whom ArCoins can be transferred in peer-to-peer transactions or SM Subscribers that are whitelisted with the Fund, and thus there may be limited to no liquidity in ArCoins. As a result, shareholders may not be able to sell their ArCoins on a timely basis or at all.

Risks Relating To The Funds Tax Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to the Fund’s Tax Status. To remain eligible for the tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source of income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in stock or other securities. In some cases, if the Fund fails to meet these income requirements at the end of a taxable year, it will be able to cure such failure by paying a Fund-level tax to avoid the loss of its RIC status; such tax could be substantial. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter will result in the Fund’s loss of RIC status, unless it is able to cure such failure, for instance, by disposing of certain investments, including at disadvantageous times and prices, and, in some cases, by paying a Fund-level tax.

In addition, in order to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its “investment company taxable income” (generally-its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt income (if any), to its shareholders. If the Fund fails to meet the annual distribution requirement or either of the RIC qualification requirements in respect of a taxable year and is ineligible to or otherwise does not cure such failure for any such year, all of its taxable income regardless of whether timely distributed to shareholders will be subject to fund-level tax at the applicable corporate income tax rate and all of its distributions from earnings and profits (including from net long-term capital gains) will be taxable to shareholders as ordinary income. In any such event, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, in some cases, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.

Reliance On The Transfer Agent [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Transfer Agent. Ownership of ArCoins is recorded in the Fund’s books and records maintained by the Transfer Agent. The Fund’s agreement with the Transfer Agent can be terminated by either party on prior written notice. If the Transfer Agent chooses to exercise its termination rights or otherwise ceases to operate as a transfer agent, the Fund would seek to engage a successor transfer agent. In the absence of finding such a successor, an affiliate of the Adviser would likely assume the role of transfer agent. While Arca believes its affiliate could successfully assume the role of transfer agent, no assurance can be given that it would be able to do so and if such affiliate is unable to do so, the ability to transfer ArCoins would be adversely affected and it could be difficult or impossible for the Fund to pay dividends, execute its Repurchase Offer Policy or provide voting rights to the correct holders of record of the Fund’s shares.

Secondary Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market Risks

The prices of ArCoins could be extremely volatile in secondary markets. Since the Fund’s shares will be transferred using emerging technologies, secondary transactions in ArCoins will be subject to associated risks, some of which may cause an investor’s private key to be lost or stolen, the Ethereum blockchain to be hacked, or the loss of ArCoins, which could impact the reliability of the Fund’s records and could result in irreversible client losses, including:

●	a rapidly-evolving regulatory landscape, which might include security, privacy or other regulatory concerns that could require changes to digital systems that disrupt transactions in Arcoins;

●	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to the blockchain or by which the validity of a copy of the blockchain can be authenticated;

●	the possibility that security measures that authenticate prior transactions could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

●	the possibility that other participants in a platform could collude to manipulate the share price or limit liquidity in ArCoins which could restrict a shareholder’s ability to divest its holdings of ArCoins;

●	the possibility that new technologies or services inhibit access to a platform or the blockchain;

●	the possibility that changes to policies of a platform or the blockchain limit the ability to withdraw and deposit fiat currency;

●	the possibility that a digital wallet application or interface is hacked by a third party, resulting in a loss of the holder’s shares;

●	the possibility that an investor’s private key is lost or stolen and the Transfer Agent is unable to verify the loss or theft could result in irreversible client losses;

●	the possibility that, due to a hacker intrusion or other cyberattack, the Transfer Agent or Developer could lose control of the smart contract computer program;

●	the adoption of, and demand for digital assets, including ArCoins, will be influenced by retail merchants’ and commercial businesses’ acceptance of such digital assets as payment for goods and services (if it occurs);

●	investment and transaction activities of investors, including private and registered funds, that may directly or indirectly invest in digital assets;

●	monetary policies of governments, trade restrictions, currency devaluations and revaluations; and

●	the possibility of breakdowns and trading halts as a result of undiscovered flaws in a trading platform that could prevent peer-to-peer transfers for a period of time.

Market Manipulation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Manipulation Risks. While the risk of market manipulation exists in connection with transactions in any securities, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional stock exchange or NMS. SM ATS has adopted policies and procedures such that holders of digital securities tradeable on SM ATS, including ArCoin, are not free to manipulate the trading. However, there can be no assurance that the efforts of SM ATS will be sufficient to prevent such market manipulation. For example, there can be no assurance that a security holder will not be able to manipulate the stock price by opening multiple accounts on SM ATS and trading among those accounts. To the extent Arca believes such collusion is occurring, it may decide to “de-list” the Fund’s shares from systems ATS, further limiting the liquidity in the Fund’s shares.

U S Treasury Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Treasury Obligations Risk. Treasury Securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s Treasury Securities to decline, which has experienced a historical downgrade. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of Treasury Securities from another ratings agency or a further downgrade may cause the value of the Fund’s Treasury Securities to decline. The total public debt of the United States has grown rapidly since the beginning of the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns.

Liquidity Risk [Member] [Default Label]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions
(including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities at desirable prices. At times, a major portion of a particular security held by the Fund may be held by relatively few institutional purchasers. Even if the Fund considers such securities liquid because of the availability of an institutional market, such securities may become difficult to value or sell in adverse market or economic conditions. As a result, the Fund may maintain higher levels of cash and short-term investments than mutual funds that invest in securities with shorter settlement cycles and/or may enter into a line of credit to permit the Fund to finance redemptions pending settlement of the sale of portfolio securities, each of which may adversely affect the Fund’s performance. No assurance can be given that these measures will provide the Fund with sufficient liquidity in the event of abnormally large redemptions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.

Portfolio Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Management Risk. Portfolio management risk is the risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of such securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, due to factors affecting particular companies or the securities markets generally, such as interest rates or inflation. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect the value of the Fund’s portfolio and you may lose money by investing in the Fund. In addition, if you are able to sell your ArCoins through a peer-to-peer transaction or on SM ATS, that transaction may not occur at NAV, as such transactions are individually negotiated by the Fund’s shareholders in the peer-to-peer market. Because the shares trade only on SM ATS, which is limited to SM Subscribers, there will be no public disclosure of bid or ask prices for the shares, although the Fund will publish its NAV on its website in order to facilitate price discovery. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, may occur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is not yet determined, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks may add to instability in world economies and markets generally.

Periods of market volatility may also occur in response to global health crises or other events outside of the Fund’s control, which could adversely affect the Fund’s performance. The outbreak of such global health crises, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally. Furthermore, the rapid development of pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and its performance.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. If a security held by the Fund does not have a market value, the security will be “fair valued” in good faith by the Adviser as the valuation designee under procedures adopted by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, fair value pricing may not reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. Since the Fund’s portfolio will consist primarily of Treasury Securities, the likelihood that the Fund will own securities subject to fair valuation is remote.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. When interest rates decline, the value of portfolio securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio securities held by the Fund can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter portfolio duration.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Arca Capital Management, LLC
Entity Address, Address Line Two	4551 Glencoe Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
Contact Personnel Name	Philip Liu, Esq.

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the Acquired Fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund.
[2]	Pursuant to the terms of the Expense Limitation Agreement, the Adviser will reimburse the Fund’s operating expenses, to the extent that the Fund’s total annualized fund operating expenses, inclusive of any fees paid pursuant to the Blockchain Administration Agreement and the Fund Services Agreement, but excluding (i) any transaction fees payable by the Fund to Ethereum, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses (if any), expenses incurred in connection with any merger or reorganization and extraordinary expenses and (ii) any distribution fees, exceed 0.75% of the Fund’s average daily net assets (the “Expense Cap”) until April 30, 2026. The Adviser may recoup such reimbursed expenses within three years from the date on which the applicable expense payment was made by the Adviser, if such recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) to exceed the Expense Cap during any calendar quarter. For the avoidance of doubt, such Recoupment will not cause Fund expenses to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of recoupment. The Expense Limitation Agreement will remain in effect until April 30, 2026 and is terminable by the Fund’s Board in accordance with its terms. The Adviser does not have the ability to terminate the Expense Limitation Agreement prior to April 30, 2026. See “Fund Expenses”.
[3]	The Fund’s current contractual Expense Limitation Agreement is in effect until April 30, 2026. As a result, estimated expenses for after the first year of the 3, 5, and 10 year periods are calculated using the Fund’s current Total Annual Fund Operating Expense ratio of 114.09%.